Horizon Kinetics Energy and Remediation ETF
Schedule of Investments
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 94.4%
Chemicals-Specialty — 1.6%
Ecolab, Inc.	462	$78,263

Diagnostic Equipment — 1.5%
Danaher Corp.	287	71,205

Diagnostic Kits — 1.3%
IDEXX Laboratories, Inc. (a)	147	64,279

Electronic Measuring Instruments — 3.5%
Badger Meter, Inc.	616	88,624
Itron, Inc. (a)	1,288	78,027
		166,651
Engineering/R&D Services — 1.6%
Fluor Corp. (a)	2,002	73,473

Machinery-Electrical — 1.5%
Franklin Electric Co., Inc.	777	69,332

Machinery-General Industry — 1.4%
IDEX Corp.	322	66,982

Machinery-Pumps — 4.6%
Flowserve Corp.	2,093	83,238
Watts Water Technologies, Inc. - Class A	413	71,375
Xylem, Inc.	700	63,721
		218,334
Oil Company, Exploration & Production — 30.9% (f)
Chesapeake Energy Corp.	1,995	172,029
ConocoPhillips	1,540	184,492
Denbury, Inc. (a)	1,960	192,100
Diamondback Energy, Inc.	1,190	184,307
EOG Resources, Inc.	1,358	172,140
EQT Corp.	5,187	210,488
Occidental Petroleum Corp.	2,667	173,035
Pioneer Natural Resources Co.	770	176,754
		1,465,345
Oil Company-Integrated — 3.5%
Suncor Energy, Inc. (b)	4,851	166,777

Oil-Field Services — 21.1%
Calfrac Well Services, Ltd. (a)(b)	16,709	69,703
CES Energy Solutions Corp. (b)	34,587	98,491
Enerflex, Ltd. (b)	11,655	66,783
Liberty Energy, Inc.	4,851	89,841
Oil States International, Inc. (a)	15,820	132,414
Schlumberger, Ltd. (b)	2,961	172,626
Secure Energy Services, Inc. (b)	12,187	67,245
STEP Energy Services, Ltd. (a)(b)	23,240	72,883
TETRA Technologies, Inc. (a)	19,040	121,475
Trican Well Service, Ltd. (b)	31,381	107,930
		999,391
Oil-U.S. Royalty Trusts — 11.1%
Permian Basin Royalty Trust	6,664	141,610
PrairieSky Royalty, Ltd. (b)	9,737	179,760
Sabine Royalty Trust	519	34,202
San Juan Basin Royalty Trust (d)	2,641	18,302
Texas Pacific Land Corp.	84	153,179
		527,053
Pipelines — 7.5%
Cheniere Energy, Inc.	1,099	182,390
The Williams Cos., Inc.	5,117	172,392
		354,782
Water Treatment Systems — 3.3%
Energy Recovery, Inc. (a)	3,416	72,453
Pentair PLC (b)	1,323	85,664
		158,117
TOTAL COMMON STOCKS (Cost $4,255,189)		4,479,984

SHORT-TERM INVESTMENTS — 5.5%
Deposit Accounts — 5.5%
U.S. Bank Money Market Deposit Account, 5.28% (c)	261,243	261,243
TOTAL SHORT-TERM INVESTMENTS (Cost $261,243)		261,243

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1% (e)
U.S. Bank Money Market Deposit Account, 5.28% (c)	2,262	2,262
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,262)		2,262

TOTAL INVESTMENTS (Cost $4,518,694) — 100.0%		4,743,489
Other assets and liabilities, net — 0.0% (e)		796
NET ASSETS — 100.0%		$4,744,285

PLC - Public Limited Company
(a) Non-income producing security.
(b) Foreign issued security, or represents a foreign issued security.
(c) The rate shown is the seven-day yield at period end.
(d) All or a portion of this security is on loan as of September 30, 2023. The market value of securities out on loan is $2,162.
(e) Amount is less than 0.05%.
(f) To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

COUNTRY	Percentage of Net Assets
United States	71.5%
Canada	17.5%	*
Curacao	3.6%
Ireland	1.8%
Total Country	94.4%
SHORT-TERM INVESTMENTS	5.5%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	0.1%
TOTAL INVESTMENTS	100.0%
Other assets and liabilities, net	0.0%
NET ASSETS	100.0%

* To the extent the Fund invests more heavily in particular countries, its performance will be especially sensitive to developments that significantly affect those countries.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$4,479,984	$-	$-	$4,479,984
Deposit Accounts	261,243	-	-	261,243
Investments Purchased with Proceeds from Securities Lending	2,262	-	-	2,262
Total Investments - Assets	$4,743,489	$-	$-	$4,743,489

* See the Schedule of Investments for industry classifications.